Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill
Goodwill

Note 5. Goodwill

Total goodwill in our Consolidated Balance Sheets was $1,196,350 and $1,197,044 as of September 30, 2016 and December 31, 2015, respectively.

Changes in the carrying amount of goodwill by our Healthcare and Global Retail and Other segments for the nine months ended September 30, 2016 were as follows:

		Global Retail
	Healthcare	and Other
December 31, 2015	$1,147,771	$49,273
Foreign currency translation and other	—	(694)
September 30, 2016	$1,147,771	$48,579

There was no impairment related to goodwill for any period presented.

Note 7. Goodwill

We recorded total goodwill in our Consolidated Balance Sheets of $1,197,044 and $1,197,353 as of December 31, 2015 and 2014, respectively.

Changes in the carrying amount of goodwill, which has been allocated to our Healthcare and Global Retail and Other segments, for the periods presented were as follows:

	December 31, 2015		December 31, 2014
	Healthcare	Global Retail and Other	Healthcare	Global Retail and Other
Beginning balance	$1,147,396	$49,957	$319,234	$50,570
Acquisitions	—	—	828,162	—
Purchase price adjustments	979	—	—	—
Foreign currency translation and other	(604)	(684)	—	(613)
Ending balance	$1,147,771	$49,273	$1,147,396	$49,957

There was no impairment related to goodwill for any period presented.